Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties

a)    Receivables from related parties

							Current		Non-current
Taxpayer ID							12-31-2019	12-31-2018	12-31-2019	12-31-2018
Number	Company	Country	Relationship	Currency	Description of transaction	Term of transaction	ThCh$	ThCh$	ThCh$	ThCh$

Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	26,979	27,023	-	-
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	146,061	-	-	-
Foreign	Enel Green Power Morocco	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	94,340	-	-	-
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Advance Gas Purchase	Less than 90 days	31,025,024	14,666,414	34,407,142	-
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Dividends	Less than 90 days	-	788,336	-	-
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	45,069	41,820	-	-
Foreign	Enel Italy SrL.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	403,854	295,892	-	-
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	120,276	44,675	-	-
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Gas sales	Less than 90 days	16,880,527	18,565,698	-	-
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	2,962,387	3,671,446	-	-
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	467,393	415,200	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CH$	Other services	Less than 90 days	-	281,002	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	R$	Other services	Less than 90 days	705,954	-	-	-
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	-	173,300	-	-
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	578,847	703,368	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	-	427,882	-	-
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	859,573	-	-	-
Foreign	Enel Generación Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	1,180,707	973,873	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	-	107,071	-	-
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	2,850,769	4,197,951	-	-
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	489,301	419,032	-	-
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	60,670	89,545	-	-
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,399,057	2,405,958	-	-
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	1,509,373	-	-	-
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	149,525	-	-	-
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	603,171	354,283	-	-
Foreign	Enel Green Power México	México	Common Immediate Parent	US$	Other services	More than 90 days	-	98,519	-	-
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	1,765,939	1,959,124	-	-
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	México	Common Immediate Parent	US$	Other services	Less than 90 days	108,327	52,241	-	-
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	60,717	29,054	-	-
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	34,771	32,264	-	-
Foreign	Enel Generacion El Chocon S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	12,589	13,367	-	-
Foreign	Enel Green Power Brazil Participacoes LTDA.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	-	52,215	-	-
Foreign	Enel Green Power Brazil Participacoes LTDA.	Brazil	Common Immediate Parent	R$	Other services	Less than 90 days	127,879	23,329	-	-
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Loan receivable	Less than 90 days	-	1,008,208	-	-
Foreign	Enel Green Power Argentina	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	284,876	276,607	-	-
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	461,677	601,512	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	US$	Other services	Less than 90 days	385,716	466,281	-	-
Foreign	Enel Green Power RSA (PTY) LTD	South Africa	Common Immediate Parent	CH$	Other services	Less than 90 days	110,699	-	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	141,708	57,761	-	-
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	CH$	Other services	Less than 90 days	7,381	-	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	CH$	Other services	Less than 90 days	-	23,077	-	-
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	1,305,475	464,846	-	-
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	341,200	309,717	-	-
Foreign	Enel X SLR	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	26,954	14,233	-	-
Foreign	Enel Global I&N S.R.L.	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	-	10,365	-	-
Foreign	Enel Produzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	13,781	-	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	273,003	-	-	-
Foreign	Enel X North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	92,730	-	-	-
Foreign	Parque Amistad II SA de CV	México	Common Immediate Parent	US$	Other services	Less than 90 days	50,264	-	-	-
Foreign	Parque Amistad IV SA de CV	México	Common Immediate Parent	US$	Other services	Less than 90 days	17,590	-	-	-
76.091.595-5	Aysén Energía	Chile	Joint venture	CH$	Other services	Less than 90 days	-	14,286	-	-
76.041.891-9	Aysén Transmisión	Chile	Joint venture	CH$	Other services	Less than 90 days	-	14,285	-	-
						Total	68,182,133	54,171,060	34,407,142	-

b)    Accounts payable to related parties

							Current		Non-current
Taxpayer ID							12-31-2019	12-31-2018	12-31-2019	12-31-2018
Number	Company	Country	Relationship	Currency	Description of transaction	Terms of transaction	ThCh$	ThCh$	ThCh$	ThCh$

Foreign	Endesa Spain	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	159,940	159,940	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	—	74,949	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	86,189	77,624	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	$ Col	Other services	Less than 90 days	4,723	4,723	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	1,909,747	1,461,815	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	—	1,987	—	—
Foreign	Enel Distribución Peru S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	2,291	2,291	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	57,324	—	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	1,984,129	1,235,525	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	US$	Gas Purchase	Less than 90 days	4,980,936	5,935,652	2,497,660	—
76.418.940-K	GNL Chile S.A.	Chile	Associate	CH$	Other services	Less than 90 days	—	12,389	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	216,522	702,702	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	—	35	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	883,576	820,642	—	—
Foreign	E-Distribuzione Spa	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	49,488	336,814	—	—
Foreign	Enel Produzione IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	6,043,110	7,482,038	—	—
Foreign	Enel Energía	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	452,289	452,289	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	CH$	Tolls	Less than 90 days	13,887	13,887	—	—
Foreign	Enel Green Power Spain SL	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	352,233	217,859	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	1,099,133	2,258,059	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	9,295,836	9,849,260	—	—
Foreign	Enel Global Trading S.p.A. IT	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	2,857,244	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Dividends	Less than 90 days	35,863,042	67,197,814	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Dividends	Less than 90 days	19,155,829	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Technical services	Less than 90 days	6,982,284	2,825,084	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	2,965,604	3,041,172	—	—
Foreign	Enel Italy SrL IT	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	6,438,614	1,528,308	—	—
Foreign	Enel Italy SrL IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	9,115,709	10,658,407	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	17,950	13,579	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	3,017,847	2,199,811	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	681,544	—	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	US$	Other services	Less than 90 days	6,328,568	—	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	19,758,903	13,743,624	—	—
Foreign	Enel Green Power Spa IT	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	8,514,576	16,609,801	—	—
Foreign	Enel Green Power North America Inc	United States	Common Immediate Parent	US$	Other services	Less than 90 days	248,051	149,591	—	—
Foreign	Enel Finance International NV (*)	Holland	Common Immediate Parent	US$	Loan	Less than 90 days	—	123,979	781,875,824	447,193,802
Foreign	Enel Finance International NV	Holland	Common Immediate Parent	US$	Other services	Less than 90 days	134,278	—	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	344,877	370,028	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	107,037	—	—	—
76.364.085-K	Energía Marina S.P.A	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	2,357	—	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	198,815	40,656	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Euros	Technical services	Less than 90 days	147,488	—	—	—
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	890,343	458,228	—	—
Foreign	Tecnatom SA	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	29,093	102,962	—	—
Foreign	Enel Green Power Spa GLO	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	8,418,481	7,772,801	—	—
						Total	159,809,887	157,936,325	784,373,484	447,193,802

(*)See section d) below.

Summary of Significant Transactions and Effect on Income or Expenses

For the years ended December 31,
					2019	2018	2017
Taxpayer ID No.	Company	Relationship	Country	Description of transaction	ThCh$	ThCh$	ThCh$

Foreign	Endesa Energía S.A.	Common Immediate Parent	Spain	Gas sales	-	-	10,394,146
94.271.000-3	Enel Américas S.A.	Common Immediate Parent	Chile	Other services rendered	4,748,244	5,071,453	4,737,522
76.418.940-K	GNL Chile S.A.	Associate	Chile	Fuel consumption	(99,801,403)	(131,521,989)	(194,163,392)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common Immediate Parent	Chile	Energy purchase	-	(1,954,523)	(11,758,824)
76.321.458-3	Sociedad Almeyda Solar Spa	Common Immediate Parent	Chile	Energy purchase	-	(1,052,840)	(4,306,145)
76.052.206-6	Parque Eolico Valle de los Vientos SpA	Common Immediate Parent	Chile	Energy purchase	-	(3,349,525)	(16,630,422)
Foreign	Enel S.p.A.	Parent	Italy	Technical services	(4,110,257)	-	-
Foreign	Enel Italy Servizi	Common Immediate Parent	Italy	Other fixed operating expenses	-	-	(2,230,668)
76.412.562-2	Enel Green Power del Sur SPA	Common Immediate Parent	Chile	Energy purchase	-	(30,205,373)	(104,865,684)
76.179.024-2	Parque Eolico Tal Tal SpA	Common Immediate Parent	Chile	Energy purchase	-	(4,448,833)	(25,959,608)
Foreign	Enel Global Trading S.p.A.	Common Immediate Parent	Italy	Commodity derivatives	(12,118,800)	7,584,772	18,311,343
Foreign	Enel Global Trading S.p.A.	Common Immediate Parent	Italy	Technical services	(1,634,832)	(1,213,116)	-
Foreign	Enel Global Trading S.p.A.	Common Immediate Parent	Italy	Gas sales	58,352,346	34,701,425	21,484,590
Foreign	Enel Finance International NV	Common Immediate Parent	Holland	Financial expense	(31,328,749)	(23,253,535)	-
Foreign	Enel Italy Servizi	Common Immediate Parent	Italy	Other fixed operating expenses	-	-	(2,230,668)
Foreign	Enel Italy IT	Common Immediate Parent	Italy	Other fixed operating expenses	-	(4,111,525)	-
Foreign	Enel Italy IT	Common Immediate Parent	Italy	Other services rendered	(3,089,599)	-	-
Foreign	Enel Italy S.R.L. GLO	Common Immediate Parent	Italy	Technical services	(2,750,306)	-	-
Foreign	Enel Global Thermal Generation S.r.l.	Common Immediate Parent	Italy	Other fixed operating expenses	-	(1,845,425)	-
Foreign	Enel Green Power Spa IT	Common Immediate Parent	Italy	Technical services	-	(4,257,363)	-
Foreign	Enel Green Power Spa GLO	Common Immediate Parent	Italy	Technical services	(3,898,762)	-	-

Summary of Compensation Paid to Members of the Board of Directors
				December 31, 2019
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2019	206,350	—	—
Foreign	Giulio Fazio	Director	January - December 2019	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2019	103,175	—	33,648
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2019	103,175	—	33,648
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2019	103,175	—	33,648
Foreign	Daniele Caprini	Director	January - December 2019	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2019	—	—	—
			Total	515,875	—	100,944

				December 31, 2018
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January - December 2018	181,789	—	—
Foreign	Giulio Fazio	Director	January - December 2018	—	—	—
4.461.192-9	Fernan Gazmuri Plaza	Director	January - December 2018	90,894	—	31,018
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2018	90,894	—	31,018
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2018	90,894	—	31,018
Foreign	Daniele Caprini	Director	April - December 2018	—	—	—
Foreign	Salvatore Bernabei	Director	January - December 2018	—	—	—
			Total	454,471	—	93,054

				December 31, 2017
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2016	178,065	—	—
Foreigner	Giulio Fazio	Director	January - December 2016	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2016	89,032	—	28,504
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2016	89,032	—	28,504
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2016	89,032	—	28,504
Foreigner	Vicenzo Ranieri	Director	January - December 2016	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2016	—	—	—
			Total	445,161	—	85,512

Disclosure Of Compensation Of Key Management Personnel Explanatory

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Paolo Palloti (1)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (2)	Administration, Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn (3)	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreign	Raffaele Cutrignelli	Internal Audit Officer

(1)On October 1, 2018, Mr. Paolo Pallotti assumed the Chief Executive Officer position of Enel Chile replacing Mr. Nicola Cotugno.

(2)Mr. Marcelo Antonio de Jesús, who served as Adminstration, Finance and Control Officer of the Company, submitted his resignation to the Company, which became effective as of August 16 , 2019. His replacement, Mr. Giuseppe Turchiarelli  was appointed, and assumed his duties as of November 15, 2019

(3)On February 1, 2018 Mrs. Liliana Schnaidt H.  assumed the position of Human Resources and Organization Manager.

Summary of Compensation Received by Key Management Personnel

	December 31, 2019	December 31, 2018	December 31, 2017
	ThCh$	ThCh$	ThCh$
Cash compensation	2,357,252	2,959,019	2,959,467
Short-term benefits for employees	207,391	497,424	557,122
Other long-term benefits	2,088	322,865	183,453
Total	2,566,731	3,779,308	3,700,042